Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 17.7%
ALM Ltd., Series 2020-1A Class A2 (3 M SOFR + 2.112%), 144A 7.420%, 10/15/29@,•	$3,500	$3,490,767
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M SOFR + 3.762%, Floor 3.500%), 144A 9.073%, 04/14/29@,•	3,000	3,000,213
Barings CLO Ltd., Series 2017-1A Class C (3 M SOFR + 2.662%), 144A 7.972%, 07/18/29@,•	1,500	1,500,012
Battalion CLO XV Ltd., Series 2020-15A Class A1 (3 M SOFR + 1.612%, Floor 1.350%), 144A 6.920%, 01/17/33@,•	4,000	3,971,468
Benefit Street Partners CLO II Ltd., Series 2013-IIA Class BR2 (3 M SOFR + 2.162%, Floor 2.162%), 144A 7.470%, 07/15/29@,•	1,700	1,699,942
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M SOFR + 1.692%, Floor 1.430%), 144A 7.037%, 07/23/32@,•	2,761	2,725,163
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.838%, 01/20/33@,•	4,000	4,000,404
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M SOFR + 1.992%, Floor 1.992%), 144A 7.302%, 04/18/31@,•	3,000	2,957,262
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	1,077	1,051,637
Navient Student Loan Trust, Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	2,059	2,000,706
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	2,881	2,528,148
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.381%, 10/30/30@,•	4,000	3,980,196
SLM Student Loan Trust,
Series 2012-6 Class B (30 Day Average SOFR + 1.114%), 6.429%, 04/27/43•	4,860	4,272,377
Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 6.019%, 03/25/55•	3,165	3,088,936
	Par (000)	Value†

SMB Private Education Loan Trust,
Series 2016-A Class A2A, 144A, 2.700%, 05/15/31@	$1,513	$1,475,752
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	2,430	2,298,797
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	4,790	4,592,191
Sound Point CLO XII Ltd., Series 2016-2A Class BR2 (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.088%, 10/20/28@,•	2,500	2,496,420
Sound Point CLO XIV Ltd., Series 2016-3A Class B1R (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.107%, 01/23/29@,•	1,600	1,598,538
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M SOFR + 1.912%, Floor 1.650%), 144A, 7.321%, 06/15/31@,•	3,250	3,211,091
Series 2018-2A Class A (3 M SOFR + 1.462%, Floor 1.200%), 144A, 6.841%, 08/18/31@,•	4,500	4,491,810
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M SOFR + 3.412%, Floor 3.150%), 144A 8.738%, 07/20/32@,•	4,000	3,942,844
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M SOFR + 4.562%, Floor 4.300%), 144A 9.913%, 01/25/34@,•	2,500	2,431,807
TOTAL ASSET BACKED SECURITIES (Cost $67,813,350)		66,806,481

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.1%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	4,463,881
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,083	3,994,176
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,389,124
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 4.066%, 02/25/25@,•	6,610	6,366,355
Series 2019-K735 Class B, 144A, 4.156%, 05/25/26@,•	6,000	5,678,434
Series 2019-K736 Class B, 144A, 3.885%, 07/25/26@,•	1,500	1,404,354
Series 2015-K48 Class B, 144A, 3.771%, 08/25/48@,•	5,000	4,768,739

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Series 2016-K52 Class B, 144A, 4.065%, 01/25/49@,•	$5,065	$4,819,608
Series 2016-K53 Class C, 144A, 4.162%, 03/25/49@,•	3,525	3,331,057
Series 2017-K729 Class C, 144A, 3.799%, 11/25/49@,•	2,460	2,369,213
Series 2017-K63 Class B, 144A, 4.011%, 02/25/50@,•	1,500	1,401,387
Series 2018-K85 Class C, 144A, 4.464%, 12/25/50@,•	3,500	3,185,469
Series 2019-K102 Class B, 144A, 3.651%, 12/25/51@,•	5,000	4,342,548
Series 2019-K95 Class B, 144A, 4.055%, 08/25/52@,•	2,500	2,233,578
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	3,000	2,568,422
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $58,829,800)		53,316,345
Number of Shares
PREFERRED STOCKS — 0.3%
Banks — 0.3%
Wells Fargo & Co., Series Zµ (Cost $1,527,000)	60,000	1,114,800
	Par (000)
CORPORATE BONDS — 28.0%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	$2,000	1,425,712
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	2,663,892
Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 4.950%, 05/28/27	2,000	1,874,174
Banks — 3.3%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 7.070%, 07/15/29•	3,500	3,148,906
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 6.134%, 02/01/27•	3,200	3,063,291
State Street Corp. (3 M SOFR + 0.822%) 6.186%, 05/15/28•	3,830	3,516,511
	Par (000)	Value†

Banks — (continued)
The PNC Financial Services Group, Inc., Series O 9.312%µ,•	$2,660	$2,662,352
		12,391,060
Beverages — 1.0%
Constellation Brands, Inc. 2.250%, 08/01/31	3,000	2,341,203
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,576,566
		3,917,769
Biotechnology — 0.7%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,790,838
Commercial Services — 1.5%
President and Fellows of Harvard College, 144A 6.500%, 01/15/39@	3,100	3,374,680
University of Southern California 3.028%, 10/01/39	2,820	2,116,074
		5,490,754
Computers — 0.8%
Apple, Inc. 3.850%, 08/04/46	4,000	3,164,658
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,572,385
Electric — 1.3%
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	1,876,106
Northern States Power Co. 3.600%, 09/15/47	4,000	2,807,936
		4,684,042
Engineering & Construction — 0.8%
Jacobs Engineering Group, Inc. 6.350%, 08/18/28	3,000	2,991,941
Food — 1.9%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,059,636
The Hershey Co. 1.700%, 06/01/30	3,000	2,395,625
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,530,988
		6,986,249
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,351,001

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	$2,000	$1,521,948
Healthcare Services — 0.9%
Centene Corp. 4.625%, 12/15/29	2,000	1,801,260
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,603,919
		3,405,179
Household Products & Wares — 1.1%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,399,725
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,758,128
		4,157,853
Internet — 0.7%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	3,000	2,758,547
Investment Companies — 0.8%
Ares Capital Corp. 2.875%, 06/15/28	3,500	2,928,503
Lodging — 0.4%
Hyatt Hotels Corp. 5.750%, 01/30/27	1,500	1,490,433
Machinery — Diversified — 0.8%
Ingersoll Rand, Inc. 5.700%, 08/14/33	3,000	2,903,065
Pharmaceuticals — 2.7%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,833,508
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	2,947,365
Johnson & Johnson 3.625%, 03/03/37	2,000	1,687,242
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	1,938,560
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,827,166
		10,233,841
Pipelines — 0.5%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ	2,000	1,837,371
Real Estate Investment Trusts — 1.1%
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,744,502
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,356,375
		4,100,877
	Par (000)	Value†

Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	$1,500	$1,222,036
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,825,439
Software — 0.3%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,283,564
Telecommunications — 2.4%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,813,791
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,771,612
Verizon Communications, Inc. 2.550%, 03/21/31	3,000	2,388,844
		8,974,247
Transportation — 0.9%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,097	1,942,813
Union Pacific Corp. 3.375%, 02/01/35	1,965	1,588,159
		3,530,972
TOTAL CORPORATE BONDS (Cost $120,053,342)		105,478,350

RESIDENTIAL MORTGAGE BACKED SECURITIES — 32.2%
Collateralized Mortgage Obligations — 16.2%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.584%, 09/25/45@,•	3,008	2,761,030
CIM Trust,
Series 2019-INV2 Class B1A, 144A, 4.758%, 05/25/49@,•	4,819	4,326,899
Series 2020-INV1 Class A13, 144A, 3.000%, 04/25/50@,•	1,438	1,143,738
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,822	3,257,579
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,984	3,783,041
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A, 2.951%, 08/25/50@,•	4,673	3,629,714
Series 2020-INV1 Class A3, 144A, 3.500%, 08/25/50@,•	3,566	2,985,531
Series 2020-4 Class A15, 144A, 3.000%, 11/25/50@,•	4,901	3,952,213

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
Series 2020-8 Class A3, 144A, 3.000%, 03/25/51@,•	$3,173	$2,584,470
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	5,009	3,783,532
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	3,745	2,749,223
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	4,923	3,601,278
Series 2022-1 Class A3, 144A, 2.500%, 07/25/52@,•	4,469	3,375,536
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	3,100	1,950,250
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	5,515	4,459,211
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	1,846	1,579,628
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	2,781	2,041,097
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	3,061	2,516,913
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	1,894,326
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	2,083	2,005,033
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	1,333	1,075,345
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.778%, 01/20/46@,•	1,900	1,713,033
		61,168,620
Fannie Mae Pool — 6.8%
3.500%, 10/01/45	4,628	3,969,158
1.500%, 06/01/51	3,672	2,647,391
2.000%, 11/01/51	4,476	3,414,719
2.000%, 12/01/51	2,708	2,066,105
3.000%, 03/01/52	10,466	8,680,745
6.000%, 07/01/53	4,858	4,798,311
		25,576,429
Fannie Mae REMICS — 1.1%
Series 2019-48 Class MA 3.000%, 09/25/49	4,970	4,207,839
Freddie Mac Pool — 5.0%
2.500%, 04/01/52	10,601	8,435,283
4.000%, 09/01/52	6,969	6,214,605
4.000%, 01/01/53	4,835	4,311,087
		18,960,975
	Par (000)	Value†

Freddie Mac REMICS — 2.5%
Series 5105 Class JM, 2.000%, 12/25/46	$3,949	$2,742,446
Series 5229 Class AL, 4.000%, 06/25/49	8,018	6,775,506
		9,517,952
Ginnie Mae — 0.6%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,253,758
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $138,420,998)		121,685,573

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
1.125%, 08/15/40	2,650	1,504,600
2.500%, 02/15/45	2,000	1,356,953
3.000%, 02/15/48	2,760	2,016,417
U.S. Treasury Inflation Indexed Bonds
1.250%, 04/15/28	5,096	4,845,954
1.125%, 01/15/33	7,696	6,950,548
1.500%, 02/15/53	6,170	5,085,725
U.S. Treasury Notes 1.750%, 01/31/29	5,450	4,711,057
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,854,130)		26,471,254
	Number of Shares
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $736,067)	736,067	736,067
TOTAL INVESTMENTS — 99.5% (Cost $416,234,687)		$375,608,870
Other Assets & Liabilities — 0.5%		1,869,179
TOTAL NET ASSETS — 100.0%		$377,478,049

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $168,408,624, which represents 44.6% of the Fund’s net assets.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Quality Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 9/30/2023††
United States	87%
Cayman Islands	11
China	1
Ireland	1
Total	100%
††	% of total investments as of September 30, 2023.

Futures contracts held by the Fund at September 30, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	12/19/23	112	1,000	$108	$12,103,000	$—	$(210,121)
Long	U.S. Treasury 5 Year Note	12/29/23	608	1,000	105	64,058,503	—	(565,419)
							$—	$(775,540)